LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED DECEMBER 9, 2020

TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

I.	Effective December 31, 2020 the following changes are made to the Summary Prospectus and Prospectus of the funds listed in Schedule A (each a “Fund” and collectively the “Funds”):

a)	In the section entitled “Management – Portfolio managers” in each Fund’s Summary Prospectus and Prospectus, the following information is added to the table:

Portfolio manager	Title	Portfolio manager of the fund since
Michael Arno, CFA	Portfolio Manager	December 2020
Renato Latini, CFA	Portfolio Manager	December 2020

b)	In the section entitled “More on fund management – Portfolio managers” in each Fund’s Prospectus, the following information is added to the table:

Portfolio manager	Title and recent biography	Portfolio manager of the fund since
Michael Arno, CFA	Mr. Arno is an associate portfolio manager and senior research analyst on the Global Fixed Income team. He is responsible for providing research analysis and portfolio management on the firm’s global credit, multi-sector, and emerging market fixed income related strategies. Previously, he had been a research analyst on the team since 2011 with a focus on global credit and emerging markets. Mike joined Brandywine Global as a product specialist within client service in 2006. Prior to joining Brandywine Global in 2006, Mike was an associate of Vanguard Group (2004-2006). Mike earned a B.S. in Finance from Temple University.	December 2020
Renato Latini, CFA	Mr. Latini is an associate portfolio manager and senior research analyst on the Global Fixed Income team. He is responsible for providing research analysis and portfolio management on the firm’s global credit and multi-sector fixed income strategies. Renato joined Brandywine Global in 2006 as a trader on the team. Prior to joining Brandywine Global, Renato was an investment analyst at Watson Wyatt Investment Consulting (2004-2006). He earned a B.A. in Physics and Economics from the University of Pennsylvania.	December 2020

II.	Effective December 31, 2020 the following changes are made to the SAI for the Funds listed in Schedule A.

a)

In the section entitled “Investment Management and Service Provider Information – Portfolio Managers – Other Accounts Managed by the Portfolio Managers” in each Fund’s SAI, the following information is added to the table for the Fund:

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed (billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (billions) ($)
Michael Arno*	Registered investment companies	0	0	0	0
	Other pooled investment vehicles	14	2.4	3	0.5
	Other accounts	9	1.8	4	1.4

Renato Latini*	Registered investment companies	0	0	0	0
	Other pooled investment vehicles	14	2.4	3	0.5
	Other accounts	9	1.8	4	1.4

*	The information is as of October 31, 2020 and does not reflect additional accounts (including the Fund) for which Messrs. Arno and Latini will join the portfolio management team on December 31, 2020.

b)

In the section entitled “Investment Management and Service Provider Information – Portfolio Managers – Portfolio Manager Securities Ownership” in the SAI of BrandywineGLOBAL – Flexible Bond Fund, the following information is added to the table for the Fund:

Portfolio Managers	Dollar Range of Ownership of Securities ($)
Michael Arno*	None
Renato Latini*	None

*	The information in this table relating to Messrs. Arno and Latini is as of October 31, 2020.

c)

In the section entitled “Investment Management and Service Provider Information – Portfolio Managers – Portfolio Manager Securities Ownership” in the SAI of BrandywineGLOBAL – Global High Yield Fund, the following information is added to the table for the Fund:

Portfolio Managers	Dollar Range of Ownership of Securities ($)
Michael Arno*	1-10,000
Renato Latini*	50,001-100,000

*	The information in this table relating to Messrs. Arno and Latini is as of October 31, 2020.

SCHEDULE A

Fund	Date of Summary Prospectus, Statutory Prospectus and SAI
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BrandywineGLOBAL – Flexible Bond Fund (formerly known as Global Flexible Income Fund)	May 1, 2020

BrandywineGLOBAL – Global High Yield Fund	February 1, 2020

Please retain this supplement for future reference.

BWXX630609

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